Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
While we have no set policy or practice regarding the timing of stock option awards or similar instruments in relation to the disclosure of material nonpublic information, we do not time the release of material information to affect the value of stock options. In general, the timing of stock option awards is dictated by the event or circumstance giving rise to the award and the schedules of the directors responsible for approving the award. In 2024, options were not issued to our named executive officers during the period beginning four business days before and ending one business day after the filing of a Form 10-Q, Form 10-K or Form 8-K that discloses material nonpublic information. If, in the future, a stock option grant is made at a time that material nonpublic information exists, the directors approving the award would be responsible for considering the anticipated effect of that information on our stock price and would take such effect into account when sizing and pricing the award.

Award Timing Method	In 2024, options were not issued to our named executive officers during the period beginning four business days before and ending one business day after the filing of a Form 10-Q, Form 10-K or Form 8-K that discloses material nonpublic information.
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	we do not time the release of material information to affect the value of stock options.